                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                             VAN KAMPEN VALUE FUND

                   SUPPLEMENT DATED SEPTEMBER 5, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY
SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. Robert J. Marcin and Richard M. Behler have been responsible as comanagers for the day-to-day management of the Fund's investment portfolio since its inception.

    Mr. Marcin is a Managing Director of Morgan Stanley Dean Witter & Co. He joined the Subadviser in 1988. Mr. Marcin assumed responsibility for the MAS Funds' Value Fund in 1990 and MAS Funds' Equity Fund in 1994. Mr. Marcin holds a B.A. (Cum Laude) from Dartmouth College and is a Chartered Financial Analyst.

    Mr. Behler is a Principal of Morgan Stanley Dean Witter & Co. He joined the Subadviser in 1995. He assumed responsibility for MAS Funds' Value Fund in 1996. Mr. Behler served as a fund manager from 1992 through 1995 for Moore Capital Management. Mr. Behler holds a B.A. (Cum Laude) in Economics from Villanova University and an M.A. and PhD. in Economics from University of Notre Dame.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell, III*, with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, Peter W. Hegel*, effective May 31, 2000, and by deleting and replacing Stephen
L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

    (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           DELOITTE & TOUCHE LLP
                           Two Prudential Plaza
                           180 N. Stetson Avenue
                           Chicago, Illinois 60601

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MF SPT 9/5/00
                                                                           65179